Note 23 - Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Business Combination, Separately Recognized Transactions [Table Text Block]
Accounts receivable	$829,744
Other current assets	134,915
Work-in-progress	594,848
Property and equipment	78,400
Intangible assets	797,189
Other assets	8,198
Total identifiable assets acquired	2,443,294
Accounts payable and other liabilities	(94,206)
Accrued expenses	(158,166)
Due to former owners	(1,020,012)
Total liabilities assumed	(1,272,384)
Total identifiable net assets assumed	1,170,910
Goodwill	214,090
Net assets acquired	$1,385,000

Business Acquisition, Pro Forma Information [Table Text Block]
December 31, 2012
Net revenue	$10,644,213
Net income (loss) before taxes	$(2,365,978)